Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net loss	$ (10,542)	$ (65,526)	$ (65,393)	$ (57,720)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	1	1	2	1,088
Stock-based compensation	3,694	195	18,164	643
Amortization of right-of-use assets				1,050
Property and equipment impairment				19,285
Lease impairment				2,274
Loss (gain) on lease termination			(2,015)	319
Non-cash interest expense	271	580	1,043	1,834
Non-cash debt issuance costs		9,417	11,460	3,527
Non-cash non-capitalized transaction costs			268
Loss on extinguishment of convertible notes		26,359	26,359
Gain on sale of property and equipment				(284)
Gain on intellectual property transfer				(2,500)
Remeasurement of share-based termination liability		1,312	979	296
Changes in operating assets and liabilities:
Accounts receivable	(697)
Inventory	1,414	(2,755)	(1,525)	(235)
Prepaid expenses and other current assets	2,301	269	184	(294)
Other non-current assets	18	300	(106)	713
Accounts payable	1,902	(585)	(1,023)	490
Accrued expenses and other current liabilities	(475)	634	(1,522)	(316)
Operating lease liabilities		(101)	(336)	(5,717)
Share-based termination liabilities				6,053
Other non-current liabilities	(593)		(188)
Net cash used in operating activities	(2,856)	(7,362)	(16,147)	(29,225)
Investing activities:
Cash proceeds from sale of property and equipment				284
Purchases of property and equipment	(12)	(13)	(23)	(962)
Net cash used in investing activities	(12)	(13)	(23)	(678)
Financing activities:
Payments of deferred transaction costs	(185)	(2,371)	(6,008)	(1,418)
Proceeds from the Merger with GAMC			5,268
Proceeds from issuance of common stock	515		360
Payments for Amended Senior Notes			(538)
Proceeds from issuance of related party notes		250	250
Payments on related party notes		(250)	(250)
Payments of related party promissory note			(648)
Net cash provided by financing activities	330	16,300	18,810	5,551
Exchange rate effect on cash, cash equivalents and restricted cash		(47)	(62)	12
Net change in cash, cash equivalents and restricted cash	(2,538)	8,878	2,578	(24,340)
Cash, cash equivalents and restricted cash at beginning of period	3,512	934	934	25,274
Cash, cash equivalents and restricted cash at end of period	974	9,812	3,512	934
Cash, cash equivalents, and restricted cash information:
Cash and cash equivalents, beginning of year	3,512	894	894	22,932
Restricted cash, beginning of year		40	40	2,342
Cash, cash equivalents, and restricted cash, beginning of year	3,512	934	934	25,274
Cash and cash equivalents, end of year	974		3,512	894
Restricted cash, end of year				40
Cash, cash equivalents, and restricted cash, end of year			3,512	934
Supplemental cash flow disclosures:
Cash paid for income taxes
Cash paid for interest	962	62	472	1,650
Supplemental disclosures of non-cash investing and financing activities:
Deferred transaction costs in accounts payable and accrued expenses	54	637	1,818	708
Deferred transaction costs due to Bridge Warrants issuance				14,108
Convertible note issuance costs due to Bridge Warrants issuance				3,527
Decrease of deferred transaction costs due to the Merger and PIPE Financing			11,624
Issuance of common stock to settle underwriting commission			6,106
Issuance of common stock upon conversion of convertible preferred stock			93,889
Issuance of common stock upon conversion of convertible bridge notes			102,155
Issuance of common stock upon settlement of shared-based termination liability			7,327
Conversion of convertible preferred stock warrants to Private Warrants			197
Decrease of operating lease right of use assets and liabilities due to remeasurement in connection with lease amendments				456
Decrease of operating lease liabilities due to lease termination			2,015	21,286
Conversion of convertible preferred stock to common stock				28,958
Decrease of prepaid expense due to trouble debt restructuring				10,373
Issuance of Gingko Convertible Note due to trouble debt restructuring				216,386
Issuance of Amended Senior Notes due to trouble debt restructuring				13,340
Modification of convertible preferred stock				5,366
Decrease of operating lease right of use assets due to lease termination				16,763
Convertible Preferred Stock Warrant Liability
Adjustments to reconcile net loss to net cash used in operating activities:
Remeasurement of warrant liability		(97)	(6)	(127)
Public Placement Warrant Liability
Adjustments to reconcile net loss to net cash used in operating activities:
Remeasurement of warrant liability	(262)		(24,907)
Related Party Private Placement Warrant Liability
Adjustments to reconcile net loss to net cash used in operating activities:
Remeasurement of warrant liability	112		(13,001)
Nonrelated Party
Adjustments to reconcile net loss to net cash used in operating activities:
Remeasurement of convertible notes		17,087	31,664	281
Financing activities:
Proceeds from Bridge Financing Notes		18,671	22,643	6,969
Related Party
Adjustments to reconcile net loss to net cash used in operating activities:
Remeasurement of convertible notes		$ 5,548	3,752	115
Financing activities:
Payments of related party convertible promissory note			$ (2,267)